Stock-based Compensation (Details) - Schedule of shares of Common Stock for future issuance - Vicarious Surgical US Inc. [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based Compensation (Details) - Schedule of shares of Common Stock for future issuance [Line Items]
Common Stock options outstanding	3,592	2,695	2,438
Shares available for issuance under the Plan	699	1,728	457
Warrants	77	77
Class A shares	6,000	6,000	6,000
Convertible Preferred Stock outstanding	20,177	20,177	16,034
Convertible Preferred Stock available	1,395	1,395
Total shares of authorized Common Stock reserved for future issuance	31,940	32,072	24,929